Stockholders, Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

8. Stockholders’ Equity (Deficit)

Redeemable Convertible Preferred Stock

As of December 31, 2020 and immediately prior to the Merger, Legacy Humacyte had outstanding series A redeemable convertible preferred stock, series B redeemable convertible preferred stock, series C redeemable convertible preferred stock and series D redeemable convertible preferred stock, which are collectively referred to as “redeemable convertible preferred stock.”

In connection with the Merger, all previously issued and outstanding redeemable convertible preferred stock was converted into an equivalent number of shares of common stock of the Company on a one-to-one basis, then multiplied by the Exchange Ratio pursuant to the Merger Agreement.

Common Stock

On August 26, 2021, the Merger and related PIPE Financing was consummated and the Company issued 27,346,449 shares of common stock for proceeds of $242.4 million. The Company incurred $3.9 million of transaction costs, consisting of banking, legal, and other professional fees. Legacy Humacyte assumed $15.2 million of liabilities, including PIPE Financing fees and legal fees, and $0.1 million of assets from AHAC. Immediately following the Merger, there were 103,003,384 shares of common stock outstanding with a par value of $0.0001.

As of September 30, 2021, the Company’s Second Amended and Restated Certificate of Incorporation authorized the Company to issue 250,000,000 shares of common stock at a par value of $0.0001 per share. The number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding or reserved for issuance) by the affirmative vote of the holders of a majority of the capital stock of the Company entitled to vote and without a separate class vote of the common stock.

The holders of common stock are entitled to receive dividends from time to time as may be declared by the Company’s board of directors. Through September 30, 2021, no dividends have been declared.

The holders of common stock are entitled to one vote for each share held with respect to all matters voted on by the common stockholders of the Company.

In the event of a reorganization of the Company, after payment to the preferred stockholders of their liquidation preferences, holders of common stock are entitled to share ratably in all remaining assets of the Company.

As of September 30, 2021, the Company had reserved common stock for future issuances as follows:

September 30,
2021
Common stock reserved for Contingent Consideration Shares	15,000,000
Exercise of options under stock plans	6,399,888
Issuance of options under stock plans	7,730,503
Shares available for grant under ESPP	1,030,033
Warrants to purchase common stock	5,465,204
35,625,628

On August 26, 2021, upon the Closing, all of the outstanding redeemable convertible preferred stock was converted to Common Stock pursuant to the conversion rate effective immediately prior to the Merger and the Exchange Ratio and the remaining amount was reclassified to additional paid-in capital.

Preferred Stock

The Company’s Second Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue $0.0001 par value preferred stock in one more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights shall be stated and expressed in such resolutions. There were 20,000,000 shares designated as preferred stock and none were outstanding as of September 30, 2021.

Warrants

Activity of warrants for the nine months ended September 30, 2021 is set forth below:

	Legacy
	Humacyte
	Common Stock	Private Placement		Total Common
	Warrants	Warrants	Public Warrants	Stock Warrants

Outstanding as of December 31, 2020	32,961	—	—	32,961
Common Stock Warrants issued to SVB	287,704	—	—	287,704
Common Stock Warrants as Part of the Merger	—	177,500	5,000,000	5,177,500
Warrants Exercised	(32,961)	—	—	(32,961)
Oustanding as of September 30, 2021	287,704	177,500	5,000,000	5,465,204

In conjunction with a long-term debt agreement entered into on March 15, 2006 and paid in full during 2011, the Company issued a warrant that gave the holder the right to purchase 32,961 shares of the Company’s common stock at an exercise price of $1.14 per share, which was outstanding as of December 31, 2020. The warrant was fully exercised on March 4, 2021. There was no activity for the warrant during the year ended December 31, 2020.

See Note 7 — Debt for a discussion of warrants issued in conjunction with the Company’s Loan Agreement.

Private Placement Warrants

The Private Placement Warrants were initially recognized as a liability on the Closing Date, at a fair value of $0.6 million, and the Private Placement Warrant liability was remeasured to fair value as of September 30, 2021, resulting in a loss of less than $0.1 million for the three and nine months ended September 30, 2021, classified within change in fair value of common stock warrant liabilities in the condensed consolidated statements of operations and comprehensive loss.

The Private Placement Warrants were valued using the following assumptions under the Monte Carlo simulation value model:

	August 26,	September 30,
	2021	2021
Market price of public stock	$10.96	$11.61
Exercise price	$11.50	$11.50
Expected term (years)	5.00	4.91
Expected share price volatility	32.5%	28.5%
Risk-free interest rate	0.68%	0.96%
Estimated dividend yield	0%	0%

Public Warrants

The Public Warrants may only be exercised for a whole number of shares and will expire five years after the completion of the Merger. The Public Warrants became exercisable 30 days after the completion of the Merger.

The Public Warrants were initially recognized as equity on the Closing Date at a fair value of $2.80 per share. There were no exercises of the Public Warrants during the three months ended September 30, 2021.

Contingent Earnout Liability

Following the Closing, former holders of Legacy Humacyte common and preferred shares may receive up to 15,000,000 additional shares of the Company’s common stock in the aggregate, in two equal tranches of 7,500,000 shares of common stock per tranche. The first and second tranches are issuable if the closing volume weighted average price (“VWAP”) per share of common stock quoted on the Nasdaq (or the exchange on which the shares of common stock are then listed) is greater or equal to $15.00 and $20.00, respectively, over any twenty trading days within any thirty-day trading period.

Upon the Closing, the contingent obligation to issue Contingent Earnout Shares was accounted for as a liability because the triggering events that determine the number of Contingent Earnout Shares required to be issued include events that are not solely indexed to the common stock of Humacyte. The estimated fair value of the total Contingent Earnout Shares at the Closing on August 26, 2021, was $159.4 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over a ten-year period using the most reliable information available. The Contingent Earnout Liability was remeasured to fair value as of September 30, 2021, resulting in the recording of a non-cash loss of $9.8 million for the three and nine months ended September 30, 2021, classified within change in fair value of contingent earnout liability in the condensed consolidated statements of operations and comprehensive loss.

Assumptions used in the valuations are described below:

	August 26,	September 30,
	2021	2021
Current stock price	$10.96	$11.61
Expected share price volatility	79.6%	78.9%
Risk-free interest rate	1.34%	1.55%
Estimated dividend yield	0%	0.0%
Expected term (years)	10.00	10.00

8. Stockholders’ Deficit

Common Stock

As of December 31, 2019 and 2020, the Company’s certificate of incorporation, as amended, authorized the Company to issue 340,216,780 shares of common stock, respectively, at a par value of $0.0001 per share. The number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding or reserved for issuance) by the affirmative vote of the holders of a majority (assuming the conversion of all redeemable convertible preferred stock into shares of the Company’s common stock) of the capital stock of the Company entitled to vote and without a separate class vote of the common stock.

The holders of common stock are entitled to receive dividends from time to time as may be declared by the Board of Directors. No cash dividend may be declared or paid to common stockholders until paid on each series of outstanding redeemable convertible preferred stock in accordance with its terms. Through December 31, 2020, no dividends have been declared.

The holders of common stock are entitled to one vote for each share held with respect to all matters voted on by the common stockholders of the Company. Preferred stockholders generally vote together with the holders of common stock as a single class but also have class vote approval rights as provided by law and others as specified in the Company’s certificate of incorporation.

In the event of a Reorganization of the Company, after payment to the preferred stockholders of their liquidation preferences, holders of common stock are entitled, together with holders of redeemable convertible preferred stock, to share ratably in all remaining assets of the Company.

8. Stockholders’ Deficit (continued)

At December 31, 2019 and 2020, the Company had reserved common stock for future issuances as follows:

	December 31,
	2019	2020

Conversion of Series A redeemable convertible preferred stock	18,421,897	18,421,897
Conversion of Series B redeemable convertible preferred stock	24,137,647	24,137,647
Conversion of Series C redeemable convertible preferred stock	11,241,286	11,241,286
Conversion of Series D redeemable convertible preferred stock	15,812,735	15,812,735
Exercise of options under stock plan	5,220,236	4,813,262
Issuance of options under stock plan	2,736,954	2,948,598
Warrant to purchase common stock	32,961	32,961
	77,603,716	77,408,386

Warrant

In conjunction with a long-term debt agreement entered into on March 15, 2006 and paid in full during 2011, the Company issued a warrant that gave the holder the right to purchase 32,961 shares of the Company’s common stock at an exercise price of $1.14 per share, which was outstanding as of December 31, 2019 and 2020. The warrant is exercisable and expires on March 15, 2021. There was no activity for the warrant during the years ended December 31, 2019 and 2020.